THE HUNTINGTON FUNDS

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

                                February 8, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


RE:  The Huntington Funds (the "Trust" or "Registrant")
             Huntington Florida Tax-Free Money Fund
             Huntington Money Market Fund
             Huntington Ohio Municipal Money Market Fund
             Huntington U.S. Treasury Money Market Fund
             Huntington Dividend Capture Fund
             Huntington Growth Fund
             Huntington Income Equity Fund
             Huntington International Equity Fund
             Huntington Mid Corp America Fund
             Huntington Macro 100 Fund
             Huntington New Economy Fund
             Huntington Real Asset Fund
             Huntington Rotating Markets Fund
             Huntington Situs Small Cap Fund
                          Huntington Fixed Income Securities Fund
             Huntington Intermediate Government Income Fund
             Huntington Michigan Tax-Free Fund
             Huntington Mortgage Securities Fund
             Huntington Ohio Tax-Free Fund
             Huntington Short/Intermediate Fixed Income Securities Fund
                   (collectively, the "Funds")
           1933 Act File No. 33-11905
           1940 Act File No. 811-5010


Dear Sir or Madam:

      Post-Effective Amendment No. 50 under the Securities Act of 1933 and Amendment No. 51 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Trust's currently effective Registration Statement.

      As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective April 30, 2007, pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add:

   {circle}a new fund - the Huntington Real Asset Fund; and
   {circle}Investment B Shares to the existing Huntington Rotating Markets Fund.

      The Funds may be marketed through banks, savings associations or credit unions.

      We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

      In connection with the review of this filing by staff of the Securities and Exchange Commission, the Funds acknowledge the staff's view that: the Funds are responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Funds may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


If you have any questions on the enclosed material, please contact me at (412) 288-8157.

                                                   Very truly yours,



                                                   /s/ Leanna Norris
                                                   Leanna Norris
                                                   Paralegal

Enclosures